Risk management - Derivative financial instruments to transition to alternative benchmarks (Details) number in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivatives by benchmark rate | Derivative financial instruments to transition to alternative benchmarks | WIBOR
Disclosure Of Financial Instrument Exposure [Line Items]
Nominal amount of hedging instrument	196,133	110,189